Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
July 31, 2026
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 95.2%
California — 95 .2%
$ 10,000,000 California Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series V-3,
5 .00% , 06/01/33 ........... $ 11,308,410
7,500,000 California Health Facilities Financing
Authority Health Care Facilities
Revenue Bonds, Series 3,
5 .00% , 08/15/65 ........... 8,460,668
5,000,000 California Health Facilities Financing
Authority Health Care Facilities
Revenue Bonds, Series A,
5 .00% , 08/15/33 ........... 5,635,971
2,000,000 California Health Facilities Financing
Authority Health Care Facilities
Revenue Bonds, Series A,
5 .00% , 11/01/49 ........... 2,080,180
2,515,000 California Health Facilities Financing
Authority Health Care Facilities
Revenue Bonds, Series B,
5 .00% , 08/15/33 ........... 2,834,893
3,000,000 California Health Facilities Financing
Authority Health Care Facilities
Revenue Bonds, Series B,
5 .00% , 08/15/35 ........... 3,431,991
1,130,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/27 ........... 1,150,404
4,715,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/28 ........... 4,925,214
1,020,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/29 ........... 1,086,609
1,000,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/32 ........... 1,116,078
8,200,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/33 ........... 9,265,661
Principal
Amount Value
California (continued)
$ 2,000,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Revenue Bonds,
5 .00% , 10/01/35 ........... $ 2,223,463
1,950,000 California Public Finance Authority
Health Care Facilities Revenue
Bonds, Series A,
5 .00% , 08/01/28 ........... 2,041,821
1,500,000 California Public Finance Authority
Health Care Facilities Revenue
Bonds, Series A,
5 .00% , 08/01/33 ........... 1,686,168
3,575,000 California Public Finance Authority
Health Care Facilities Revenue
Bonds, Series A,
4 .00% , 07/15/42 ........... 3,570,462
2,500,000 California State Public Works
Board Correctional Facilities
Improvements Revenue Bonds,
Series A,
5 .00% , 09/01/34 ........... 2,824,516
2,500,000 California State Public Works
Board Correctional Facilities
Improvements Revenue Bonds,
Series C,
5 .00% , 11/01/32 ........... 2,779,072
2,750,000 California State Public Works Board
Public Facilities Revenue Bonds,
Series B,
4 .99% , 04/01/31 ........... 2,777,284
50,000 California State University Current
Refunding Revenue Bonds, Series
A,
5 .00% , 11/01/47 ........... 50,029
2,500,000 California State University University
& College Improvements
Revenue Bonds, Series A,
5 .00% , 11/01/34 ........... 2,837,159
2,500,000 California State University University
& College Improvements
Revenue Bonds, Series A,
5 .00% , 11/01/42 ........... 2,761,840
3,000,000 City & County of San Francisco
Current Refunding COP, Series
R1,
5 .00% , 04/01/40 ........... 3,246,814
1,100,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5 .00% , 06/15/27 ........... 1,123,814

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
California (continued)
$ 2,375,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5 .00% , 06/15/28 ........... $ 2,482,239
3,000,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5 .00% , 06/15/30 ........... 3,253,773
2,590,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series A,
5 .00% , 05/15/32 ........... 2,700,247
2,000,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5 .00% , 05/15/40 ........... 2,084,269
1,220,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds, Series D,
5 .00% , 05/15/28 ........... 1,274,459
1,500,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds, Series F,
5 .00% , 05/15/34 ........... 1,648,332
1,500,000 City of Los Angeles Solid Waste
Resources Revenue Bonds, Series
A,
5 .00% , 02/01/32 ........... 1,665,123
2,500,000 City of San Francisco Public Utilities
Commission Water Current
Refunding Revenue Bonds, Sub-
Series F,
5 .00% , 11/01/30 ........... 2,733,808
3,350,000 City of San Francisco Public Utilities
Commission Water Current
Refunding Revenue Bonds, Sub-
Series F,
5 .00% , 11/01/32 ........... 3,782,918
3,515,000 City of San Francisco Public Utilities
Commission Water Refunding
Revenue Bonds, Sub-Series S,
5 .00% , 11/01/31 ........... 3,909,395
1,000,000 City of San Francisco Public Utilities
Commission Water Revenue
Bonds, Sub-Series C,
5 .00% , 11/01/29 ........... 1,074,728
2,910,000 City of San Francisco Public Utilities
Commission Water Revenue
Bonds, Sub-Series C,
5 .00% , 11/01/30 ........... 3,182,152
Principal
Amount Value
California (continued)
$ 3,000,000 City of San Francisco Public Utilities
Commission Water Revenue
Bonds, Sub-Series C,
5 .00% , 11/01/31 ........... $ 3,336,610
1,000,000 City of San Francisco Public Utilities
Commission Water Revenue
Bonds, Sub-Series C,
5 .00% , 11/01/32 ........... 1,129,229
5,135,000 County of San Diego Public
Improvements COP, Series A,
5 .00% , 10/01/42 ........... 5,629,331
2,000,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5 .00% , 08/01/26 ........... 2,000,000
1,600,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5 .00% , 08/01/27 ........... 1,641,666
1,955,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5 .00% , 08/01/28 ........... 2,057,634
1,005,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5 .00% , 08/01/29 ........... 1,079,423
5,220,000 County of Santa Clara GO, Series C,
4 .30% , 08/01/27 ........... 5,226,593
5,220,000 County of Santa Clara GO, Series C,
4 .33% , 08/01/29 ........... 5,196,979
1,475,000 East Bay Municipal Utility District
Wastewater System Current
Refunding Revenue Bonds, Series
B,
5 .00% , 06/01/35 ........... 1,710,371
1,700,000 East Bay Municipal Utility District
Water System Revenue Bonds,
Series A,
5 .00% , 06/01/31 ........... 1,884,223
4,080,000 Los Angeles Community College
District Current Refunding GO,
5 .00% , 08/01/26 ........... 4,080,000
5,000,000 Los Angeles Community College
District University & College
Improvements GO, Series A-1,
5 .00% , 08/01/27 ........... 5,131,203
3,000,000 Los Angeles Community College
District University & College
Improvements GO, Series B,
4 .78% , 08/01/27 ........... 3,015,931

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
California (continued)
$ 5,000,000 Los Angeles County Metropolitan
Transportation Authority Sales
Tax Public Improvements
Revenue Bonds, Series B,
5 .00% , 06/01/39 ........... $ 5,486,311
5,000,000 Los Angeles Department of Water &
Power Water System Revenue
Bonds, Series A,
5 .00% , 07/01/27 ........... 5,101,955
2,000,000 Los Angeles Department of Water &
Power Water System Revenue
Bonds, Series D,
5 .00% , 07/01/47 ........... 2,042,925
3,405,000 Los Rios Community College District
Current Refunding GO,
5 .00% , 08/01/27 ........... 3,490,958
5,880,000 Los Rios Community College District
Current Refunding GO,
5 .00% , 08/01/28 ........... 6,186,335
3,000,000 Metropolitan Water District of
Southern California Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/36 ........... 3,434,827
1,000,000 Miracosta Community College
District University & College
Improvements GO, Series
2016-C,
5 .00% , 08/01/35 ........... 1,112,498
1,000,000 Mt San Antonio Community College
District University & College
Improvements GO, Series D,
5 .00% , 08/01/35 ........... 1,139,144
5,000,000 Orange County Local Transportation
Authority Sales Tax Current
Refunding Revenue Bonds,
5 .00% , 02/15/41 ........... 5,504,775
1,000,000 Sacramento Municipal Utility District
Current Refunding Revenue
Bonds, Series J,
5 .00% , 08/15/30 ........... 1,089,861
2,000,000 Sacramento Municipal Utility
District Electric Light & Power
Improvements Revenue Bonds,
Series H,
5 .00% , 08/15/36 ........... 2,138,899
1,000,000 Sacramento Municipal Utility
District Electric Light & Power
Improvements Revenue Bonds,
Series M,
5 .00% , 11/15/38 ........... 1,104,901
Principal
Amount Value
California (continued)
$ 1,400,000 Sacramento Municipal Utility
District Electric Light & Power
Improvements Revenue Bonds,
Series M,
5 .00% , 11/15/39 ........... $ 1,534,956
1,000,000 Sacramento Municipal Utility
District Electric Light & Power
Improvements Revenue Bonds,
Series M,
5 .00% , 11/15/40 ........... 1,092,476
1,350,000 San Bernardino Community College
District University & College
Improvements GO, Series F,
5 .00% , 08/01/41 ........... 1,489,364
2,500,000 San Diego Community College
District University & College
Improvements GO, Series A-1,
5 .00% , 08/01/41 ........... 2,749,626
2,600,000 San Diego County Regional Airport
Authority Airport & Marina
Improvements Revenue Bonds,
Series B,
5 .00% , 07/01/31 ........... 2,794,471
2,500,000 San Diego County Regional Airport
Authority Airport & Marina
Improvements Revenue Bonds,
Series B,
5 .00% , 07/01/32 ........... 2,702,218
1,000,000 San Diego County Regional
Transportation Commission
Current Refunding Revenue
Bonds, Series A,
5 .00% , 04/01/28 ........... 1,046,239
3,500,000 San Francisco City & County Airport
& Marina Improvements
Revenue Bonds, Series A,
5 .00% , 05/01/34 ........... 3,823,126
10,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport & Marina
Improvements Revenue Bonds,
Series D,
5 .00% , 05/01/31 ........... 10,748,960
6,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport & Marina
Improvements Revenue Bonds,
Series D,
5 .00% , 05/01/32 ........... 6,493,849

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
California (continued)
$ 10,000,000 San Francisco City & County Airport
Current Refunding Revenue
Bonds, Series A,
5 .00% , 05/01/28 ........... $ 10,324,289
3,000,000 San Francisco City & County Airport
Current Refunding Revenue
Bonds, Series A,
5 .00% , 05/01/29 ........... 3,149,401
2,000,000 San Francisco City & County Airport
Current Refunding Revenue
Bonds, Series A,
5 .25% , 05/01/38 ........... 2,215,759
2,000,000 San Francisco City & County Airport
Current Refunding Revenue
Bonds, Series A,
5 .00% , 05/01/31 ........... 2,149,792
2,500,000 San Francisco City & County Airport
Current Refunding Revenue
Bonds, Series A,
5 .00% , 05/01/32 ........... 2,672,739
2,000,000 San Francisco City & County Airport
Current Refunding Revenue
Bonds, Series H,
5 .00% , 05/01/29 ........... 2,099,600
5,700,000 San Francisco City & County Public
Utilities Commission Wastewater
Advance Refunding Revenue
Bonds, Series B,
4 .81% , 10/01/32 ........... 5,689,985
1,000,000 San Joaquin Delta Community College
District University & College
Improvements GO, Series B,
5 .00% , 08/01/44 ........... 1,088,262
1,000,000 San Jose Evergreen Community
College District University &
College Improvements GO,
Series C,
5 .00% , 09/01/36 ........... 1,105,674
1,650,000 San Jose Evergreen Community
College District University &
College Improvements GO,
Series C,
5 .00% , 09/01/38 ........... 1,804,318
1,000,000 San Jose Financing Authority
Refunding Revenue Bonds, Series
B,
5 .00% , 11/01/36 ........... 1,107,762
1,000,000 San Jose Financing Authority
Refunding Revenue Bonds, Series
B,
5 .00% , 11/01/37 ........... 1,101,740
Principal
Amount Value
California (continued)
$ 1,075,000 San Jose Financing Authority
Refunding Revenue Bonds, Series
B,
5 .00% , 11/01/42 ........... $ 1,158,167
2,000,000 Santa Clara Valley Water District
Current Refunding Revenue
Bonds, Series A,
5 .00% , 06/01/42 ........... 2,143,954
2,000,000 Santa Clara Valley Water District
Current Refunding Revenue
Bonds, Series A,
5 .00% , 06/01/43 ........... 2,132,443
1,200,000 Santa Clara Valley Water District
Current Refunding Revenue
Bonds, Series B,
3 .79% , 06/01/27 ........... 1,196,100
1,000,000 Santa Clara Valley Water District
Current Refunding Revenue
Bonds, Series B,
3 .74% , 06/01/28 ........... 988,165
5,000,000 State Center Community College
District University & College
Improvements GO, Series C,
5 .00% , 08/01/47 ........... 5,256,096
9,500,000 State of California Current Refunding
GO,
5 .00% , 08/01/27 ........... 9,737,081
90,000 State of California Current Refunding
GO,
5 .00% , 08/01/27 ........... 90,158
10,000,000 State of California Current Refunding
GO,
5 .00% , 11/01/30 ........... 10,876,532
2,645,000 State of California Current Refunding
GO,
5 .00% , 10/01/27 ........... 2,721,647
10,435,000 State of California Current Refunding
GO, (AGM),
5 .25% , 08/01/32 ........... 11,571,070
6,500,000 State of California Public
Improvements GO,
5 .00% , 08/01/33 ........... 7,299,759
25,000 State of California Refunding GO,
5 .00% , 10/01/26 ........... 25,043
4,000,000 State of California School
Improvements GO,
5 .00% , 10/01/30 ........... 4,270,636
5,000,000 State of California Water Utility
Improvements GO,
6 .00% , 03/01/33 ........... 5,298,943

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
California (continued)
$ 10,000,000 State of California Water Utility
Improvements GO,
5 .00% , 04/01/28 ........... $ 10,409,178
5,000,000 University of California Current
Refunding Revenue Bonds, Series
BN,
5 .00% , 05/15/34 ........... 5,560,182
5,000,000 University of California Current
Refunding Revenue Bonds, Series
BV,
5 .00% , 05/15/35 ........... 5,601,012
5,000,000 University of California Current
Refunding Revenue Bonds, Series
CF,
5 .00% , 11/15/27 ........... 5,158,324
5,000,000 University of California Current
Refunding Revenue Bonds, Series
CF,
5 .00% , 11/15/28 ........... 5,266,422
2,000,000 University of California University &
College Improvements Revenue
Bonds, Series BK,
5 .00% , 05/15/32 ........... 2,210,873
7,500,000 University of California University &
College Improvements Revenue
Bonds, Series CD,
5 .00% , 05/15/30 ........... 8,098,058
7,500,000 University of California University &
College Improvements Revenue
Bonds, Series CD,
5 .00% , 05/15/36 ........... 8,532,622
2,540,000 West Valley-Mission Community
College District Current
Refunding GO,
5 .00% , 08/01/34 ........... 2,888,623
Total Municipal Bonds
(Cost $380,300,622)
377,438,240
CORPORATE BONDS — 1.7%
United States — 1 .7%
5,000,000 J Paul Getty Trust (The),
4 .91% , 04/01/35 ........... 4,911,930
2,000,000 Stanford Health Care, Series 2020,
3 .31% , 08/15/30 ........... 1,889,559
Total Corporate Bonds
(Cost $7,000,000)
6,801,489
Shares Value
INVESTMENT COMPANY — 2.4%
9,428,288 Federated Hermes U.S. Treasury Cash
Reserves, Premier Class , 3 .62% (a) $ 9,428,288
Total Investment Company
(Cost $9,428,288)
9,428,288
TOTAL INVESTMENTS — 99.3%
(Cost $396,728,910)
$ 393,668,017
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.7%
2,906,412
NET ASSETS — 100.0%
$ 396,574,429
(a) The rate shown represents the current yield as of July 31, 2026.
AGM — Assured Guaranty Municipal Corp.
COP — Certificates of Participation
GO — General Obligation